Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development Expenses [Abstract]
Schedule of research and development expenses

	For the year ended December 31
	2020	2019	2018
	USD thousands
Salaries, wages and related expenses	1,209	1,012	933
Share-based payments (see also Note 11)	756	238	546
Service providers (*)	5,523	1,424	3,789

	7,488	2,674	5,268

(*)	The Company has determined that it acts as an agent for certain transactions, see Note 3I. Accordingly, the Company recorded in 2020 USD 961 thousand as an offset of R&D costs and in 2019 USD 532. Receivables and payables regarding such transactions are recorded on a gross basis (see Notes 8 and 9, respectively).